Net Loss per Unit (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net income (loss) attributable to Beneficient. per common share for the three months ended June 30, 2023 and 2022, are as follows:

(Dollars in thousands)	Three Months Ended June 30,
	2023	2022
Net loss	$(1,155,970)	$(86,348)
Less: Net income (loss) attributable to noncontrolling interests	44,552	36,247
Less: Noncontrolling interest guaranteed payment	(4,105)	(3,868)

Net loss attributable to Beneficient common shareholders	$(1,115,523)	$(53,969)

Net loss attributable to Class A common shareholders	(1,013,454)	(48,786)
Net loss attributable to Class B common shareholders	(102,069)	(5,183)
Weighted average of common shares outstanding - basic and diluted
Class A	184,160,036	180,178,268
Class B	19,140,451	19,140,451
Net loss attributable to Beneficient per common share—Basic and Diluted
Class A	$(5.50)	$(0.27)
Class B	$(5.33)	$(0.27)

Basic and diluted net loss attributable to The Beneficient Company Group L.P. per common unit for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, are as follows:

(Dollars in thousands)	Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
	2023	2022	2021	2020
Net loss	$(252,100)	$(100,906)	$(105,133)	$(50,872)
Less: Net income (loss) attributable to noncontrolling interests	136,942	60,267	43,383	(7,168)
Less: Noncontrolling interest guaranteed payment	(15,822)	(3,788)	(1,264)	—

Net loss attributable to The Beneficient Company Group, L.P.	(130,980)	(44,427)	(63,014)	(58,040)

Less: Noncash deemed contribution on extinguishment of redeemable noncontrolling interest	—	—	14,200	—
Less: Noncash deemed dividend on extinguishment of preferred equity interests of noncontrolling interest holders	—	—	(46,202)	—

Net loss attributable to The Beneficient Company Group, L.P. common unitholders	$(130,980)	$(44,427)	$(95,016)	$(58,040)

Weighted average of common units outstanding—basic and diluted	67,486,168	67,486,168	51,534,365	45,807,648

Net loss attributable to The Beneficient Company Group, L.P. per common unit—Basic and Diluted	$(1.94)	$(0.66)	$(1.84)	$(1.27)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
In computing diluted net loss per unit, we considered potentially dilutive units. Anti-dilutive units not recognized in the diluted net loss per unit calculation for the three months ended June 30, 2023 and 2022, were as follows:

	Shares
	Three Months Ended June 30,
	2023	2022
Class S Ordinary	5,511,967	5,834,296
Class S Preferred	48,403	86,606
Preferred Series A Subclass 0	32,060,425	19,795,627
Preferred Series A Subclass 1	112,360,624	63,880,240
Preferred Series C Subclass 1	44,040,761	16,068,912
Restricted Stock Units	7,966,488	8,419,978
Warrants	29,696,875	—

Total anti-dilutive shares	231,685,543	114,085,659

In computing diluted net loss per unit, we considered potentially dilutive units. Anti-dilutive units not recognized in the diluted net loss per unit calculation for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, were as follows:

	Units
	Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
	2023	2022	2021	2020
Class S Ordinary	5,835,822	5,834,296	5,811,251	5,720,627
Class S Preferred	93,678	88,606	72,126	15,288
Preferred Series A Subclass 0	19,795,997	19,706,509	1,664,303	—
Preferred Series A Subclass 1	78,972,518	79,711,972	121,956,222	127,088,320
Preferred Series C	16,068,912	16,068,912	16,340,086	4,845,358
Restricted Equity Units	6,832,280	6,250,572	6,191,271	5,569,576

Total anti-dilutive units	127,599,207	127,660,867	152,035,259	143,239,169